FINANCIAL ASSETS	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
FINANCIAL ASSETS	FINANCIAL ASSETS

(US$ MILLIONS)	2022	2021
Current
Restricted cash	$44	$47
Derivative assets	34	40
Loans and notes receivable	2	1
Total current	$80	$88
Non-current
Restricted cash	$215	$209
Derivative assets	180	45
Loans and notes receivable	8	7
Other financial assets	14	—
Total non-current	$417	$261